UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07831
                                                                     --------------

FMI Funds, Inc.
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(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
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(Name and address of agent for service)

414-226-4555
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Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2015
                                          -------------------------

Date of reporting period: June 30, 2015
                                            ------------------

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 92.5% (a)

COMMERCIAL SERVICES SECTOR - 3.6%
	Advertising/Marketing Services - 3.6%
4,815,000	Omnicom Group Inc.	$334,594,350

CONSUMER DURABLES SECTOR - 2.7%
	Tools & Hardware - 2.7%
2,370,000	Stanley Black & Decker Inc.	249,418,800

CONSUMER NON-DURABLES SECTOR - 8.9%
	Food: Major Diversified - 6.6%
26,118,000	Danone S.A. - SP-ADR	338,228,100
3,836,000	Nestle' S.A. - SP-ADR	276,805,760
		615,033,860
	Household/Personal Care - 2.3%
4,967,000	Unilever PLC - SP-ADR	213,382,320

CONSUMER SERVICES SECTOR - 7.4%
	Cable/Satellite TV - 4.6%
7,132,000	Comcast Corp. - Cl A	428,918,480

	Other Consumer Services - 2.8%
4,367,000	eBay Inc. *	263,068,080

DISTRIBUTION SERVICES SECTOR - 1.9%
	Medical Distributors - 1.9%
1,630,000	AmerisourceBergen Corp.	173,334,200

ELECTRONIC TECHNOLOGY SECTOR - 3.6%
	Electronic Components - 3.6%
5,178,000	TE Connectivity Ltd.	332,945,400

ENERGY MINERALS SECTOR - 3.5%
	Oil & Gas Production - 3.5%
5,480,000	Devon Energy Corp.	326,005,200

FINANCE SECTOR - 15.3%
	Financial Conglomerates - 3.1%
3,654,000	American Express Co.	283,988,880

	Major Banks - 8.6%
11,245,000	Bank of New York Mellon Corp.	471,952,650
6,465,000	Comerica Inc.	331,783,800
		803,736,450
	Property/Casualty Insurance - 3.6%
12,175,000	Progressive Corp.	338,830,250

HEALTH SERVICES SECTOR - 4.6%
	Managed Health Care - 4.6%
3,520,000	UnitedHealth Group Inc.	429,440,000

INDUSTRIAL SERVICES SECTOR - 3.5%
	Oilfield Services/Equipment - 3.5%
3,770,000	Schlumberger Ltd.	324,936,300

PROCESS INDUSTRIES SECTOR - 4.9%
	Chemicals: Agricultural - 4.9%
14,815,000	Potash Corp. of Saskatchewan Inc.	458,820,550

PRODUCER MANUFACTURING SECTOR - 14.8%
	Industrial Conglomerates - 11.1%
1,145,000	3M Co.	176,673,500
3,122,000	Berkshire Hathaway Inc. - Cl B *	424,935,420
4,228,000	Honeywell International Inc.	431,129,160
		1,032,738,080
	Trucks/Construction/Farm Machinery - 3.7%
5,323,000	PACCAR Inc.	339,660,630

RETAIL TRADE SECTOR - 6.7%
	Apparel/Footwear Retail - 3.4%
6,475,000	Ross Stores Inc.	314,749,750

	Discount Stores - 3.3%
3,908,000	Dollar General Corp.	303,807,920

TECHNOLOGY SERVICES SECTOR - 8.3%
	Information Technology Services - 4.9%
4,746,000	Accenture PLC	459,317,880

	Packaged Software - 3.4%
7,075,000	Microsoft Corp.	312,361,250

TRANSPORTATION SECTOR - 2.8%
	Air Freight/Couriers - 2.8%
5,750,000	Expeditors International of Washington Inc.	265,103,750
	Total common stocks (cost $6,555,014,120)	8,604,192,380

SHORT-TERM INVESTMENTS - 6.9% (a)
	Commercial Paper - 6.9%
$647,300,000	U.S. Bank N.A., 0.0300%, due 07/01/15	647,300,000
	Total short-term investments (cost $647,300,000)	647,300,000
	Total investments - 99.4% (cost $7,202,314,120)	9,251,492,380
	Other assets, less liabilities - 0.6% (a)	53,705,743
	TOTAL NET ASSETS - 100.0%	$9,305,198,123

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2015, was as follows+:

Cost of investments	$7,202,314,120

Gross unrealized appreciation	2,198,383,798
Gross unrealized depreciation	(149,205,538)
Net unrealized appreciation	$2,049,178,260

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2015, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$8,604,192,380

Level 2 – Short-Term Commercial Paper	647,300,000
Level 3 –	---
Total	$9,251,492,380

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2015.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 86.6% (a)

COMMERCIAL SERVICES SECTOR - 17.9%
	Advertising/Marketing Services - 3.2%
2,225,000	Interpublic Group of Cos. Inc.	$42,875,750

	Financial Publishing/Services - 1.4%
154,000	Dun & Bradstreet Corp.	18,788,000

	Miscellaneous Commercial Services - 8.9%
2,287,000	Genpact Ltd. *	48,781,710
37,080	Graham Holdings Co.	39,862,854
1,895,000	RPX Corp. *	32,025,500
		120,670,064
	Personnel Services - 4.4%
446,000	ManpowerGroup Inc.	39,863,480
365,000	Robert Half International Inc.	20,257,500
		60,120,980
CONSUMER DURABLES SECTOR - 3.4%
	Homebuilding - 2.2%
22,000	NVR Inc. *	29,480,000

	Recreational Products - 1.2%
280,000	Sturm, Ruger & Co. Inc.	16,086,000

CONSUMER SERVICES SECTOR - 1.6%
	Other Consumer Services - 1.6%
190,000	UniFirst Corp.	21,251,500

DISTRIBUTION SERVICES SECTOR - 10.9%
	Electronics Distributors - 6.9%
512,000	Anixter International Inc. *	33,356,800
581,000	Arrow Electronics Inc. *	32,419,800
712,000	ScanSource Inc. *	27,098,720
		92,875,320
	Wholesale Distributors - 4.0%
495,000	Applied Industrial Technologies Inc.	19,626,750
490,000	MSC Industrial Direct Co. Inc.	34,187,300
		53,814,050
ELECTRONIC TECHNOLOGY SECTOR - 4.9%
	Aerospace & Defense - 3.4%
189,000	Esterline Technologies Corp. *	18,019,260
895,000	FLIR Systems Inc.	27,583,900
		45,603,160
	Electronic Production Equipment - 1.5%
548,000	MKS Instruments Inc.	20,791,120

FINANCE SECTOR - 12.4%
	Finance/Rental/Leasing - 3.5%
790,000	Cash America International Inc.	20,690,100
302,000	Ryder System Inc.	26,385,740
		47,075,840
	Property/Casualty Insurance - 4.3%
694,000	Greenlight Capital Re Ltd. *	20,243,980
740,000	W.R. Berkley Corp.	38,428,200
		58,672,180
	Regional Banks - 4.6%
531,000	Cullen/Frost Bankers Inc.	41,725,980
655,000	Zions Bancorporation	20,786,425
		62,512,405
HEALTH SERVICES SECTOR - 1.2%
	Health Industry Services - 1.2%
1,140,000	Allscripts Healthcare Solutions Inc. *	15,595,200

HEALTH TECHNOLOGY SECTOR - 2.0%
	Medical Specialties - 2.0%
320,000	Varian Medical Systems Inc. *	26,985,600

PROCESS INDUSTRIES SECTOR - 11.8%
	Chemicals: Agricultural - 1.2%
978,550	Sociedad Quimica y Minera de Chile S.A. - SP-ADR	15,676,371

	Chemicals: Specialty - 2.0%
335,000	Compass Minerals International Inc.	27,516,900

	Containers/Packaging - 3.6%
808,000	Avery Dennison Corp.	49,239,520

	Industrial Specialties - 5.0%
594,000	Donaldson Co. Inc.	21,265,200
1,139,000	H.B. Fuller Co.	46,266,180
		67,531,380
PRODUCER MANUFACTURING SECTOR - 12.8%
	Building Products - 2.1%
540,000	Armstrong World Industries Inc. *	28,771,200

	Industrial Machinery - 5.2%
585,000	Kennametal Inc.	19,960,200
925,000	Woodward Inc.	50,865,750
		70,825,950
	Miscellaneous Manufacturing - 3.5%
150,000	Carlisle Cos. Inc.	15,018,000
346,475	TriMas Corp. *	10,255,660
192,000	Valmont Industries Inc.	22,823,040
		48,096,700
	Trucks/Construction/Farm Machinery - 2.0%
307,000	Lindsay Corp.	26,988,370

TECHNOLOGY SERVICES SECTOR - 6.1%
	Data Processing Services - 4.4%
1,195,000	Broadridge Financial Solutions Inc.	59,761,950

	Internet Software/Services - 1.7%
855,000	Progress Software Corp. *	23,512,500

TRANSPORTATION SECTOR - 1.6%
	Marine Shipping - 1.6%
291,000	Kirby Corp. *	22,308,060
	Total common stocks (cost $938,379,197)	1,173,426,070

SHORT-TERM INVESTMENTS - 13.3% (a)
	Commercial Paper - 13.3%
$179,400,000	U.S. Bank N.A., 0.0300%, due 07/01/15	179,400,000
	Total short-term investments (cost $179,400,000)	179,400,000
	Total investments - 99.9% (cost $1,117,779,197)	1,352,826,070
	Other assets, less liabilities - 0.1% (a)	1,497,590
	TOTAL NET ASSETS - 100.0%	$1,354,323,660

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2015, was as follows+:

Cost of investments	$1,117,779,197

Gross unrealized appreciation	272,319,842
Gross unrealized depreciation	(37,272,969)
Net unrealized appreciation	$235,046,873

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2015, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,173,426,070

Level 2 – Short-Term Commercial Paper	179,400,000

Level 3 –	---
Total	$1,352,826,070

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2015.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares or Principal Amount		Value

LONG-TERM INVESTMENTS - 75.0% (a)

COMMON STOCKS - 71.2% (a)

COMMERCIAL SERVICES SECTOR - 8.3%
	Advertising/Marketing Services - 3.5%
3,483,000	WPP PLC (Jersey) (b)	$78,179,570

	Miscellaneous Commercial Services - 1.4%
486,000	Secom Co. Ltd. (Japan) (b)	31,573,266

	Personnel Services - 3.4%
918,000	Adecco S.A. (Switzerland) (b)	74,502,589

CONSUMER DURABLES SECTOR - 5.5%
	Automotive Aftermarket - 2.9%
3,843,000	Pirelli & C. SpA (Italy) (b)	64,858,999

	Tools & Hardware - 2.6%
1,074,000	Makita Corp. (Japan) (b)	58,166,567

CONSUMER NON-DURABLES SECTOR - 10.8%
	Food: Major Diversified - 5.4%
1,103,000	Danone S.A. (France) (b)	71,446,355
663,000	Nestle' S.A. (Switzerland) (b)	47,835,868
		119,282,223
	Household/Personal Care - 5.4%
570,000	Henkel AG & Co. KGaA (Germany) (b)	54,352,976
1,559,000	Unilever PLC (Britain) (b)	66,941,727
		121,294,703
CONSUMER SERVICES SECTOR - 3.7%
	Hotels/Resorts/Cruiselines - 1.8%
35,760,800	Genting Malaysia Berhad (Malaysia) (b)	39,780,151

	Restaurants - 1.9%
2,584,000	Compass Group PLC (Britain) (b)	42,736,897

DISTRIBUTION SERVICES SECTOR - 1.9%
	Wholesale Distributors - 1.9%
12,541,000	Electrocomponents PLC (Britain) (b)	41,662,312

ELECTRONIC TECHNOLOGY SECTOR - 6.4%
	Aerospace & Defense - 3.7%
6,024,000	Rolls-Royce Holdings PLC (Britain) *(b)	82,282,800

	Electronic Components - 2.7%
926,000	TE Connectivity Ltd. (Switzerland)	59,541,800

FINANCE SECTOR - 4.8%
	Property/Casualty Insurance - 4.8%
2,109,000	Admiral Group PLC (Britain) (b)	45,955,469
125,000	Fairfax Financial Holdings Ltd. (Canada)	61,637,310
		107,592,779
INDUSTRIAL SERVICES SECTOR - 3.2%
	Oilfield Services/Equipment - 3.2%
831,000	Schlumberger Ltd. (Curacao)	71,623,890

PROCESS INDUSTRIES SECTOR - 9.2%
	Chemicals: Agricultural - 4.7%
2,811,000	Potash Corp. of Saskatchewan Inc. (Canada)	87,056,670
1,123,000	Sociedad Quimica y Minera de Chile S.A. (Chile) (b)	18,178,891
		105,235,561
	Chemicals: Specialty - 2.1%
744,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	46,136,115

	Industrial Specialties - 2.4%
738,000	Akzo Nobel N.V. (Netherlands) (b)	53,880,801

PRODUCER MANUFACTURING SECTOR - 7.8%
	Industrial Conglomerates - 6.0%
2,080,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	62,924,447
3,971,000	Smiths Group PLC (Britain) (b)	70,388,134
		133,312,581
	Industrial Machinery - 1.8%
133,000	SMC Corp. (Japan) (b)	40,022,244

RETAIL TRADE SECTOR - 2.1%
	Department Stores - 2.1%
2,470,000	Hyundai GreenFood Co. Ltd. (South Korea) (b)	46,673,625

TECHNOLOGY SERVICES SECTOR - 5.2%
	Information Technology Services - 5.2%
1,199,000	Accenture PLC (Ireland)	116,039,220

TRANSPORTATION SECTOR - 2.3%
	Other Transportation - 2.3%
9,618,000	Bolloré (France) (b)	51,450,896
	Total common stocks (cost $1,588,280,259)	1,585,829,589

PREFERRED STOCKS - 3.4%(a)
CONSUMER NON-DURABLES SECTOR - 3.4%
	Household/Personal Care - 3.4%
240,000	Amorepacific Corp. (South Korea) (b)	44,072,473
103,000	LG Household & Health Care Ltd. (South Korea) (b)	31,272,175
	Total preferred stocks (cost $47,529,236)	75,344,648

SAVINGS SHARES - 0.4% (a)
CONSUMER DURABLES SECTOR - 0.4%
	Automotive Aftermarket - 0.4%
582,000	Pirelli & C. SpA - RSP (Italy) (b)	9,745,496
	Total savings shares (cost $7,252,323)	9,745,496
	Total long-term investments (cost $1,643,061,818)	1,670,919,733

SHORT-TERM INVESTMENTS - 25.0% (a)
	Commercial Paper - 13.8%
$308,100,000	U.S. Bank N.A., 0.0300%, due 07/01/15	308,100,000
	Total commercial paper (cost $308,100,000)	308,100,000
	U.S. Treasury Securities - 11.2%
250,000,000	U.S. Treasury Bills, 0.0175%, due 11/05/15	249,982,250
	Total U.S. treasury securities (cost $249,984,566)	249,982,250
	Total short-term investments (cost $558,084,566)	558,082,250
	Total investments - 100.0% (cost $2,201,146,384)	2,229,001,983
	Liabilities, less other assets - 0.0% (a)	(645,885)
	TOTAL NET ASSETS - 100.0%	$2,228,356,098

* Non-income producing security.
(a) Percentages for the various classifications relate to net assets.
(b) Security does not trade during New York Stock Exchange hours and has been valued in accordance with the
Fund's pricing procedures and has been classified as level 2. As of June 30, 2015 the aggregate value of these securities was $1,275,020,843.
PLC - Public Limited Company
RSP - Risparmio (Savings)

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2015 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2015			June 30, 2015	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/24/2015	State Street Global Markets, LLC	227,000,000	British Pound	$356,611,920	342,332,396	U.S. Dollar	$342,332,396	$(14,279,524)
7/24/2015	Bank of New York	5,000,000	Canadian Dollar	4,001,847	4,106,638	U.S. Dollar	4,106,638	104,791
7/24/2015	State Street Global Markets, LLC	54,000,000	Canadian Dollar	43,219,949	44,065,085	U.S. Dollar	44,065,085	845,136
7/24/2015	U.S. Bank N.A.	7,000,000	Canadian Dollar	5,602,586	5,724,754	U.S. Dollar	5,724,754	122,168
7/24/2015	U.S. Bank N.A.	17,000,000,000	Chilean Peso	26,531,418	27,301,566	U.S. Dollar	27,301,566	770,148
7/24/2015	Bank of New York	226,000,000	Euro	252,039,640	243,758,474	U.S. Dollar	243,758,474	(8,281,166)
7/24/2015	State Street Global Markets, LLC	15,000,000,000	Japanese Yen	122,601,018	125,243,180	U.S. Dollar	125,243,180	2,642,162
7/24/2015	State Street Global Markets, LLC	3,000,000,000	Japanese Yen	24,520,203	24,458,150	U.S. Dollar	24,458,150	(62,053)
7/24/2015	State Street Global Markets, LLC	111,000,000	Malaysian Ringgit	29,360,183	30,504,562	U.S. Dollar	30,504,562	1,144,379
7/24/2015	U.S. Bank N.A.	13,000,000	Malaysian Ringgit	3,438,580	3,499,798	U.S. Dollar	3,499,798	61,218
7/24/2015	State Street Global Markets, LLC	109,000,000,000	South Korean Won	97,662,527	100,366,409	U.S. Dollar	100,366,409	2,703,882
7/25/2015	U.S. Bank N.A.	12,000,000,000	South Korean Won	10,751,838	10,940,919	U.S. Dollar	10,940,919	189,081
7/24/2015	Bank of New York	85,000,000	Swiss Franc	90,998,630	88,226,899	U.S. Dollar	88,226,899	(2,771,731)
7/24/2015	State Street Global Markets, LLC	5,000,000	Swiss Franc	5,352,860	5,356,531	U.S. Dollar	5,356,531	3,671
7/24/2015	State Street Global Markets, LLC	355,000,000	Taiwan Dollar	11,507,001	11,433,909	U.S. Dollar	11,433,909	(73,092)
				$1,084,200,200			$1,067,319,270	$(16,880,930)

7/24/2015	State Street Global Markets, LLC	6,319,115	U.S. Dollar	6,319,115	4,000,000,000	Chilean Peso	6,242,686	(76,429)
7/24/2015	Bank of New York	11,616,077	U.S. Dollar	11,616,077	355,000,000	Taiwan Dollar	11,507,001	(109,076)
				$17,935,192			$17,749,687	$(185,505)
				$1,102,135,392			$1,085,068,957	$(17,066,435)

The cost basis of investments for federal income tax purposes at June 30, 2015, was as follows+:

Cost of investments	$2,201,146,384

Gross unrealized appreciation (excluding forward
currency contracts)	102,032,246
Gross unrealized depreciation (excluding forward
currency contracts)	(74,176,647)
Net unrealized appreciation (excluding forward
currency contracts)	$27,855,599

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2015, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$395,898,890	$ ---

Level 2 – Common Stocks	1,189,930,699	---
Level 2 – Preferred Stocks	75,344,648	---
Level 2 – Savings Shares	9,745,496	---
Level 2 – Short-Term Commercial Paper	308,100,000	---
Level 2 – Short-Term U.S. Treasury Securities	249,982,250	---
Level 2 – Forward Currency Contracts	---	8,586,636
Total Level 2	1,833,103,093	8,586,636
Level 3 –	---	---
Total Assets	2,229,001,983	8,586,636
Liabilities:
Level 2 – Forward Currency Contracts	---	(25,653,071)
Total	$2,229,001,983	$(17,066,435)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  The Fund recognized the following transfers in and out of level 1 and level 2 for the nine month period ended June 30, 2015:

Transfer out of level 1 into level 2     $62,924,447     Due to a change in pricing methodology.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. There were on average twenty one forward currency contracts outstanding during the nine month period ending June 30, 2015. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     July 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     July 14, 2015

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     July 14, 2015